UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

American Beacon®
SELECT FUNDS

2018 SEMI-ANNUAL REPORT

June 30, 2018

U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

U.S. GOVERNMENT MONEY MARKET SELECT FUND

You could lose money by investing in the American Beacon U.S. Government Money Market Select Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	June 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶

We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶

We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

During periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Select Funds

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

June 30, 2018 (Unaudited)

The labor market continued to be a bright spot during the first half of the year. The unemployment rate improved from 4.1% at the end of 2017 to 4% by the end of June after hitting a low in May of 3.8%. During this time Non-farm payrolls averaged an increase of 211,000 jobs per month. This translated into an increase in consumer confidence and a pickup in spending.

The Federal Reserve Bank (the “Fed”) raised rates two times during the first half of the year, 25 basis points (0.25%) in March and another 25 basis points in June. This brought the range of the fed funds target to 1.75% – 2.00%. Based on recent economic data, Committee members agreed that it would likely be appropriate to continue gradually raising rates and changed its forecast to reflect two more rate hikes of 25 basis points before the end of the year instead of one.

The American Beacon U.S. Government Money Market Select Fund’s (the “Fund”) primary strategy for the first half of the year was to buy fixed agencies/treasuries, floating rate agencies along with overnight repurchase agreements.

For the six-month period ended June 30, 2018, the total return of the Fund was 0.74%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.59%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 10th among 213, 11th among 170 and 13th among 139 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2018, respectively.

Total Returns for the Period ended June 30, 2018

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Select Fund (1,3)	AAOXX	0.74%	1.24%	0.61%	0.37%	0.33%
Lipper Institutional U.S. Government Money Market Average (2)		0.51%	0.86%	0.38%	0.24%	0.23%

*	Not Annualized.

Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

American Beacon U.S. Government Money Market Select FundSM Performance Overview

June 30, 2018 (Unaudited)

1.	A portion of the fees charged to the Fund has been waived, and a portion was partially recovered in 2016. Performance prior to waiving fees was lower than the actual returns shown.

2.

The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

3.

The Total Annual Fund Operating Expense ratio set forth in the most recent Fund prospectus was 0.14%. The expense ratio may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Fund Statistics as of June 30, 2018
7-day Current Yield*	1.82%
7-day Effective Yield*	1.84%
Weighted Average Maturity	28 Days
Weighted Average Life	83 Days
Standard & Poor’s Rating**	AAAm

Asset Allocation as of June 30, 2018 (% of net assets)
U.S. Government Agency Obligations	46.1
Government Agency Repurchase Agreements	40.0
U.S. Treasury Obligations	9.2
Investment Companies	4.7

Effective Maturity Distribution (%)
1 to 7 Days	56.6
8 to 30 Days	16.4
31 to 90 Days	13.6
91 to 182 Days	13.4

*

Annualized Yield is a more accurate reflection of the Fund’s current earnings than total return. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized.

The seven day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

**

Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

June 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon U.S. Government Money Market Select FundSM

Expense Examples

June 30, 2018 (Unaudited)

American Beacon U.S. Government Money Market Select Fund
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period 1/1/2018-6/30/2018*
Select Class
Actual	$1,000.00	$1,007.40	$0.60
Hypothetical**	$1,000.00	$1,024.20	$0.60

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.12% for the Select Class Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 100.02%
U.S. Government Agency Obligations - 46.03%
Federal Farm Credit Bank,
2.076%, Due 9/28/2018, (3-mo. USD LIBOR - 0.260%)A	$5,000,000	$5,000,000
2.205%, Due 11/14/2018, (3-mo. USD LIBOR - 0.150%)A	5,000,000	4,999,875
2.078%, Due 4/3/2019, (3-mo. USD LIBOR - 0.230%)A	10,000,000	9,999,144
2.007%, Due 5/30/2019, (1-mo. USD LIBOR - 0.085%)A	10,000,000	9,996,314
1.951%, Due 6/12/2019, (1-mo. USD LIBOR - 0.095%)A	30,000,000	29,996,484
1.912%, Due 6/13/2019, (1-mo. USD LIBOR - 0.135%)A	10,000,000	9,988,797
1.956%, Due 7/12/2019, (1-mo. USD LIBOR - 0.090%)A	16,000,000	15,997,609
1.900%, Due 10/18/2019B	15,000,000	14,999,416
1.940%, Due 2/5/2020B	15,000,000	14,998,800
2.030%, Due 2/18/2020B	20,000,000	19,997,569
2.044%, Due 5/29/2020, (1-mo. USD LIBOR - 0.050%)A	10,000,000	9,999,025
Federal Home Loan Bank,
1.753%, Due 7/5/2018	12,000,000	11,997,704
1.772%, Due 7/5/2018	10,000,000	9,998,067
1.777%, Due 7/5/2018	14,000,000	13,997,286
1.754%, Due 7/6/2018	25,000,000	24,994,021
1.908%, Due 7/6/2018	25,000,000	24,993,472
1.751%, Due 7/11/2018	9,600,000	9,595,413
1.756%, Due 7/11/2018	10,000,000	9,995,211
1.833%, Due 7/11/2018	10,000,000	9,995,000
1.903%, Due 7/11/2018	40,000,000	39,979,167
1.782%, Due 7/13/2018	20,000,000	19,988,333
1.792%, Due 7/13/2018	10,000,000	9,994,133
1.842%, Due 7/13/2018	7,000,000	6,995,777
1.881%, Due 8/1/2018	5,000,000	4,992,048
1.885%, Due 8/1/2018	10,000,000	9,984,069
1.926%, Due 8/8/2018	15,000,000	14,969,996
1.893%, Due 8/24/2018	6,700,000	6,681,407
1.933%, Due 8/29/2018	10,000,000	9,968,861
1.956%, Due 9/14/2018	10,000,000	9,960,000
1.961%, Due 9/14/2018	10,000,000	9,959,896
1.962%, Due 9/17/2018	10,000,000	9,958,292
1.962%, Due 9/20/2018	10,000,000	9,956,687
1.973%, Due 9/24/2018	20,000,000	19,908,625
1.967%, Due 9/25/2018	15,000,000	14,930,842
1.999%, Due 9/26/2018	5,000,000	4,976,377
1.968%, Due 10/1/2018	15,000,000	14,926,017
2.012%, Due 10/10/2018	4,500,000	4,475,129
2.022%, Due 10/12/2018	5,000,000	4,971,675
2.058%, Due 10/19/2018	9,750,000	9,690,119
2.099%, Due 12/10/2018	5,000,000	4,953,875
2.113%, Due 12/14/2018	20,000,000	19,809,838
2.155%, Due 1/18/2019, (3-mo. USD LIBOR - 0.200%)A	5,000,000	5,000,276
1.968%, Due 2/6/2019, (1-mo. USD LIBOR - 0.045%)A	5,000,000	5,000,000
1.980%, Due 2/7/2019, (1-mo. USD LIBOR - 0.045%)A	5,000,000	5,000,000
2.170%, Due 5/24/2019, (3-mo. USD LIBOR - 0.160%)A	5,200,000	5,199,095
2.015%, Due 7/19/2019, (1-mo. USD LIBOR - 0.070%)A	25,000,000	24,999,512
1.967%, Due 11/13/2019, (1-mo. USD LIBOR - 0.080%)A	10,000,000	9,997,843
2.026%, Due 1/23/2020, (1-mo. USD LIBOR - 0.065%)A	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.,
1.738%, Due 8/3/2018	10,000,000	9,984,417
1.769%, Due 8/3/2018	5,000,000	4,992,071
1.819%, Due 8/3/2018	10,000,000	9,983,683
1.764%, Due 8/9/2018	10,000,000	9,981,312
1.790%, Due 8/9/2018	5,000,000	4,990,521
1.820%, Due 8/9/2018	10,000,000	9,980,717
2.010%, Due 10/2/2018	5,000,000	4,974,554
1.990%, Due 10/18/2018	15,000,000	14,911,437

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 100.02% (continued)
U.S. Government Agency Obligations - 46.03% (continued)
Federal National Mortgage Association,
1.824%, Due 7/2/2018	$10,000,000	$9,999,503
1.749%, Due 7/3/2018	10,000,000	9,999,046
1.856%, Due 7/9/2018	10,000,000	9,995,956
1.731%, Due 7/11/2018	12,000,000	11,994,333

Total U.S. Government Agency Obligations (Cost $700,554,646)		700,554,646

U.S. Treasury Obligations - 9.15%
U.S. Treasury Bills,
1.983%, Due 9/27/2018	10,000,000	9,952,524
1.987%, Due 9/27/2018	10,000,000	9,952,426
1.984%, Due 10/4/2018	10,000,000	9,948,779
1.989%, Due 10/4/2018	10,000,000	9,948,647
1.994%, Due 10/4/2018	10,000,000	9,948,492
2.004%, Due 10/4/2018	10,000,000	9,948,233
2.009%, Due 10/4/2018	10,000,000	9,948,080
2.016%, Due 10/11/2018	10,000,000	9,944,135
2.021%, Due 10/11/2018	10,000,000	9,943,971
2.025%, Due 10/11/2018	10,000,000	9,943,857
2.031%, Due 10/11/2018	10,000,000	9,943,688
2.005%, Due 10/18/2018	10,000,000	9,940,656
2.011%, Due 10/25/2018	10,000,000	9,936,683
2.046%, Due 11/1/2018	10,000,000	9,931,581

Total U.S. Treasury Obligations (Cost $139,231,752)		139,231,752

	Shares

Investment Companies - 4.76%
BlackRock Liquidity Fed Fund, Institutional Class, 1.780%C	50,100,000	50,100,000
Deutsche Government Cash Fund, Institutional Class, 1.790%C	22,272,101	22,272,101
Morgan Stanley Government Portfolio, Institutional Class, 1.800%C	100,000	100,000

Total Investment Companies (Cost $72,472,101)		72,472,101

	Principal Amount

Government Agency Repurchase Agreements - 40.08%
Bank of America, N.A., 2.110%, Acquired on 6/29/2018, Due 7/2/2018, at $100,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $102,000,000, 3.500%, 8/1/2047)	$100,000,000	100,000,000
BNP Paribas, 2.120%, Acquired on 6/29/2018, Due 7/2/2018, at $150,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $153,000,000, 0.000% - 8.125%, 1/3/2019 - 5/1/2056)	150,000,000	150,000,000
Credit Agricole CIB, 2.120%, Acquired on 6/29/2018, Due 7/2/2018, at $80,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligation, Valued at $83,200,021, 2.125%, 3/31/2024)	80,000,000	80,000,000
Goldman Sachs & Co., 2.030%, Acquired on 6/29/2018, Due 7/2/2018, at $30,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $30,600,000 3.500%, 7/1/2046)	30,000,000	30,000,000
Mizuho Securities USA Inc., 2.080%, Acquired on 6/29/2018, Due 7/2/2018, at $25,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $25,500,005, 0.125% - 3.625%, 2/15/2020 - 11/15/2041)	25,000,000	25,000,000
RBC Capital Markets LLC, 2.080%, Acquired on 6/29/2018, Due 7/2/2018, at $175,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $178,500,000, 2.500% - 4.655%, 4/1/2019 - 5/1/2048)	175,000,000	175,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 100.02% (continued)
Government Agency Repurchase Agreements - 40.08% (continued)
TD Securities (USA) LLC, 1.920%, Acquired on 6/27/2018, Due 7/3/2018, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $51,000,000, 3.500%, 12/1/2047)	$50,000,000	$50,000,000

Total Government Agency Repurchase Agreements (Cost $610,000,000)		610,000,000

Total Short-Term Investments (Cost $1,522,258,499)		1,522,258,499

TOTAL INVESTMENTS - 100.02% (Cost $1,522,258,499)		1,522,258,499
LIABILITIES, NET OF OTHER ASSETS - (0.02%)		(233,243)

TOTAL NET ASSETS - 100.00%		$1,522,025,256

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2018.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

C 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2018, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$-	$700,554,646	$-	$700,554,646
U.S. Treasury Obligations	-	139,231,752	-	139,231,752
Investment Companies	72,472,101	-	-	72,472,101
Government Agency Repurchase Agreements	-	610,000,000	-	610,000,000

Total Investments in Securities - Assets	$72,472,101	$1,449,786,398	$-	$1,522,258,499

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended June 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments in securities, at amortized cost†	$912,258,499
Repurchase agreements, at cost#	610,000,000
Dividends and interest receivable	453,706
Receivable for fund shares sold	7,298
Prepaid expenses	60,366

Total assets	1,522,779,869

Liabilities:
Payable for fund shares redeemed	11
Dividends payable	530,371
Management and sub-advisory fees payable (Note 2)	132,340
Custody and fund accounting fees payable	42,372
Professional fees payable	24,596
Other liabilities	24,923

Total liabilities	754,613

Net assets	$1,522,025,256

Analysis of net assets:
Paid-in-capital	$1,522,025,168
Undistributed net investment income	88

Net assets	$1,522,025,256

Shares outstanding at no par value (unlimited shares authorized)	1,522,025,176
Net assets	$1,522,025,256
Net asset value, offering and redemption price per share	$1.00

† Cost of investments in unaffiliated securities	$912,258,499
# Cost of repurchase agreements	$610,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Operations

For the period ended June 30, 2018 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$92,781
Interest income	12,759,032

Total investment income	12,851,813

Expenses:
Management and sub-advisory fees (Note 2)	796,328
Transfer agent fees	8,690
Custody and fund accounting fees	84,361
Professional fees	44,337
Registration fees and expenses	4,943
Prospectus and shareholder report expenses	5,506
Trustee fees (Note 2)	33,608
Other expenses	8,734

Total expenses	986,507

Net investment income	11,865,306

Realized gain (loss):
Net realized gain from:
Investments in unaffiliated securities	-

Net gain from investments	-

Net increase in net assets resulting from operations	$11,865,306

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$11,865,306	$12,042,636
Net realized gain from investments in unaffiliated securities	-	118

Net increase in net assets resulting from operations	11,865,306	12,042,754

Distributions to shareholders:
Net investment income	(11,865,306)	(12,042,636)
Net realized gain from investments	-	(118)

Net distributions to shareholders	(11,865,306)	(12,042,754)

Capital share transactions (Note 8):
Proceeds from sales of shares	3,964,488,231	8,673,437,107
Reinvestment of dividends and distributions	9,030,211	8,516,884
Cost of shares redeemed	(3,894,157,845)	(8,681,403,875)

Net increase in net assets from capital share transactions	79,360,597	550,116

Net increase in net assets	79,360,597	550,116

Net assets:
Beginning of period	1,442,664,659	1,442,114,543

End of period *	$1,522,025,256	$1,442,664,659

*Includes undistributed net investment income	$88	$88

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as amended, as a diversified, open-end management investment company. As of June 30, 2018, the Trust consists of one active series, which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Interest income for the Fund is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, are accrued daily and paid monthly. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligated the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of the Fund’s average daily net assets. Management fees paid by the Fund for the period ended June 30, 2018 were $796,328.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the Fund to the extent that total operating expenses exceeded the Fund’s historical expense caps. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended June 30, 2018 there were no waived fees, expenses reimbursed, or recouped expenses.

The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the U.S. Government Money Market Select Fund is $20,818 expiring in 2018 and $8,983 expiring in 2019. The Fund did not record a liability for these potential reimbursements due to the current assessment that a reimbursement is unlikely.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of June 30, 2018, 86% of the Fund’s outstanding shares were held by affiliated American Beacon Funds.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The Fund values its investments and computes the NAV per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Other Government Money Market Fund Securities

The Fund at times may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities collateral (if held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements typically include U.S. Government and agency securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of June 30, 2018, the Fund had investments in repurchase agreements with a gross value of $610,000,000 as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the 1940 Act. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of the Fund’s Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Redemption Risk

The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Offsetting Assets and Liabilities

The Fund is party to Master Repurchase Agreements (“Master Repo Agreements”) that govern transactions between the Fund and selected counterparties. The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Fund has elected not to offset qualifying financial instruments on the Statement of Assets and Liabilities, as such financial instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2018.

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(1)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Bank of America, N.A.	$100,000,000	$(100,000,000)	$-	$-	$-
BNP Paribas	150,000,000	(150,000,000)	-	-	-
Credit Agricole CIB	80,000,000	(80,000,000)	-	-	-
Goldman Sachs & Co.	30,000,000	(30,000,000)	-	-	-
Mizuho Securities USA Inc.	25,000,000	(25,000,000)	-	-	-
RBC Capital Markets LLC	175,000,000	(175,000,000)	-	-	-
TD Securities (USA) LLC	50,000,000	(50,000,000)	-	-	-

	$610,000,000	$(610,000,000)	$-	$-	$-

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $623,800,026 has been received in connection with these transactions.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Select	$1,522,258,499	$-	$-	$-

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended December 31, 2017, the Fund did not have any capital loss carryforwards.

7.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended June 30, 2018, the Fund did not utilize this facility.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2018 (Unaudited)

8.  Capital Share Transactions

The tables below summarize the activity in capital shares:

	Select Class
	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	(unaudited)
U.S. Government Money Market Select Fund	Shares	Amount	Shares	Amount
Shares sold	3,964,488,231	$3,964,488,231	8,673,437,107	$8,673,437,107
Reinvestment of dividends	9,030,211	9,030,211	8,516,884	8,516,884
Shares redeemed	(3,894,157,845)	(3,894,157,845)	(8,681,403,875)	(8,681,403,875)

Net increase in shares outstanding	79,360,597	$79,360,597	550,116	$550,116

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,

	2018		2017		2016		2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.00	A	0.00	A	0.00	A	0.00	A
Net gains on investments (both realized and unrealized)	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.01		0.01		0.00		0.00		0.00		0.00

Less distributions:
Dividends from net investment income	(0.01)		(0.01)		0.00	A	0.00	A	0.00	A	0.00	A
Distributions from net realized gains	-		0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total distributions	(0.01)		(0.01)		0.00		0.00		0.00		0.00

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.74	%B	0.80%		0.28%		0.02%		0.01%		0.02%

Ratios and supplemental data:
Net assets, end of period	$1,522,025,256		$1,442,664,659		$1,442,114,543		$241,630,035		$301,674,873		$367,700,593
Ratios to average net assets:
Expenses, before reimbursements	0.12	%C	0.13%		0.13%		0.14%		0.14%		0.14%
Expenses, net of reimbursements	0.12	%C	0.13%		0.13%		0.14%		0.11%		0.13%
Net investment income (loss), before expense reimbursements	1.49	%C	0.81%		0.29%		0.01%		(0.01)%		0.01%
Net investment income, net of reimbursements	1.49	%C	0.81%		0.29%		0.02%		0.01%		0.02%

A	Amount is less than $0.01 per share.
B	Not annualized.
C	Annualized.

See accompanying notes

Renewal and Approval of Management Agreement

June 30, 2018 (Unaudited)

At in-person meetings held on May 18, 2018 and June 5-6, 2018 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 6, 2018 meeting, approved the renewal of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Select Funds (“Trust”), on behalf of the American Beacon U.S. Government Money Market Select Fund (“Fund”).

The Management Agreement is referred to herein as the “Agreement.” In preparation for its consideration of the renewal of the Agreement, the Board undertook steps to gather and consider information furnished by the Manager and Broadridge, Inc. (“Broadridge”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge regarding the performance, fees and expenses of the Fund as well as information from the Manager. At the Meetings, the Board considered the information provided. Further, the Board took into consideration information furnished to the Board throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreement, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager.

•	comparisons of the performance of the Fund to comparable investment companies, including performance analysis from Broadridge;

•

comparisons of the Fund’s management fee rate and expense ratio with the management fee rates paid by comparable mutual funds and their expense ratios, including fee and expense analysis from Broadridge;

•	the Manager’s profitability with respect to the services that it provided to the Fund;

•

any actual or anticipated economies of scale in relation to the services the firm provides or will provide to the Fund and whether the current fee rates charged or to be charged to the Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of other benefits to the firm or Fund as a result of their relationship, if any;

•	information regarding the administrative, accounting-related and cash management services that the Manager provides to the Fund and the fees that the Manager receives for such services; and

•

information regarding the firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Fund, staffing levels, portfolio managers’ compensation, insurance coverage, material pending litigation, code of ethics, compliance matters, actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Fund, and the Manager’s disaster recovery plans.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreement. The Board did not identify any particular information that was most relevant to its

Renewal and Approval of Management Agreement

June 30, 2018 (Unaudited)

consideration to renew or approve the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the renewal and approval of the Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement

In determining whether to renew the Agreement, the Trustees considered the best interests of the Fund. While the Management Agreement for other funds managed by the Manager was also considered at the Meetings, the Board considered the Fund’s investment management relationship separately.

The Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

Nature, Extent and Quality of Services. The Board considered, among other factors: the Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; and the Manager’s efforts to retain key employees and maintain staffing levels. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe. The Board considered the information provided by Broadridge regarding Broadridge’s independent methodology for selecting the Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board considered that the Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager.

Renewal and Approval of Management Agreement

June 30, 2018 (Unaudited)

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management fee rate, the Board considered whether economies of scale will be realized as the Fund grows and whether the fee rate level reflects these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the Manager’s representation that the Fund benefits from economies of scale because comparably low fee rate levels are reflected in the current fee rate the Manager charges. Based on the foregoing information, the Board concluded that the Manager’s fee rate schedule for the Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made in comparison to the Fund’s Broadridge performance universe. With respect to the Broadridge performance universe, the 1st Quintile represents the top twenty percent of the universe based on performance and the 5th Quintile representing the bottom twenty percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. In reviewing the performance, the Trustees viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of manager skill.

The expense comparisons below were made in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable.

In considering the renewal of the Management Agreement for the Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees

Compared to Broadridge Expense Group	1st Quintile
Compared to Broadridge Expense Universe	1st Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2017)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	Not Ranked by Morningstar

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s daily portfolio holdings is also available at www.americanbeaconfunds.com the following business day.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967- 9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon U.S. Government Money Market Select Fund and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

SAR 6/18

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Select Funds
Date: September 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Select Funds
Date: September 10, 2018

By	Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Select Funds
Date: September 10, 2018